Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2024
Other payables and accruals
Schedule Of Other payables and accruals

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract liabilities	101,053	32,509
Employee benefits payable	44,589	32,074
Accrued expenses	114,606	88,311
Other taxes payable	5,771	11,022
Revenue-based financing	21,628	2,604
Others	5,356	15,451
	293,003	181,971
Included in other payables and accruals per balance sheet	293,003	179,051
Included in liabilities relating to assets classified as held for sale	—	2,920

The Group’s other payables are non-interest bearing and have an average term of three months.

Details of contract liabilities are as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Advances from customers for charging service discount packages	32,446	13,955
Advances from platform users	12,682	11,669
Advances from customers for energy solutions	51,926	6,501
Deferred income	3,342	—
Others	657	384
	101,053	32,509
Included in other payables and accruals per balance sheet	101,053	30,644
Included in liabilities relating to assets classified as held for sale	—	1,865